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Credit Suisse Managed Futures Strategy Fund
CREDIT SUISSE MANAGED FUTURES STRATEGY FUND
INVESTMENT OBJECTIVE
The fund seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds.
FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 92 under the heading "Other Shareholder Information – Classes of Shares and Sales Charges" and on page 97 under the heading "Intermediary-Specific Sales Charge Waiver Policies," and in the fund's Statement of Additional Information ("SAI") on page 73 under the heading "Additional Purchase and Redemption Information." You may pay other fees on purchases and sales of Class I shares of the fund, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the table and examples below.

Shareholder fees (paid directly from your investment)
Shareholder Fees - Credit Suisse Managed Futures Strategy Fund	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	none	[1]	1.00%	[2]	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	none		none		none
[1]	Purchases of shares of $1 million or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
[2]	1.00% during the first year.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Credit Suisse Managed Futures Strategy Fund		Class A	Class C	Class I
Management fee		1.04%	1.04%	1.04%
Distribution and service (12b-1) fee		0.25%	1.00%	none
Other expenses	[1]	0.28%	0.28%	0.28%
Acquired fund fees and expenses	[2]	0.03%	0.03%	0.03%
Total annual fund operating expenses		1.60%	2.35%	1.35%
Less: amount of fee limitations/expense reimbursements	[3]	0.02%	0.02%	0.02%
Total annual fund operating expenses after fee limitations/expense reimbursements		1.58%	2.33%	1.33%
[1]	The fund invests in Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. "Other expenses" include expenses of both the fund and the Subsidiary.
[2]	Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund's investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.
[3]	Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses to 1.55% of the fund's average daily net assets for Class A shares, 2.30% of the fund's average daily net assets for Class C shares and 1.30% of the fund's average daily net assets for Class I shares at least through February 28, 2025. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). The Trust is authorized to reimburse Credit Suisse for management fees previously waived and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by Credit Suisse and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis to exceed either (i) the applicable expense limited in effect at the time such fees were waived or such expenses were paid by Credit Suisse or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2025.

EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Expense Example - Credit Suisse Managed Futures Strategy Fund - USD ($)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Class A	677	1,002	1,348	2,324
Class C	336	732	1,254	2,685
Class I	135	426	737	1,622

Expense Example No Redemption - Credit Suisse Managed Futures Strategy Fund - USD ($)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Class A	677	1,002	1,348	2,324
Class C	236	732	1,254	2,685
Class I	135	426	737	1,622

PORTFOLIO TURNOVER

The computation of the fund's portfolio turnover rate for regulatory purposes excludes trades of derivatives and instruments with a maturity of one year or less. However, the fund expects to engage in frequent trading of derivatives, which could have tax consequences that impact shareholders, such as the realization of taxable short-term capital gains. In addition, the fund could incur transaction costs, such as commissions, when it buys and sells securities and other instruments. Transaction costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year ended October 31, 2023, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks diverse exposure to significant price trends, both up and down, across asset classes, geographies and time horizons. It aims to capture the aggregate risk-return characteristics of the managed futures industry without the cost and complexity of a multi-manager approach. The fund may take long and/or short positions in these asset classes, and dynamically adjusts its exposure to individual asset classes based on a trend-following approach. The fund may also aim to obtain exposure to other strategies commonly used by managed futures funds. As a component of its overall investment process, Credit Suisse may utilize certain quantitative models and methodologies to guide its investment approach or security selection although the use of such models and methodologies may vary based on market factors and economic trends as determined by Credit Suisse.

The fund seeks to achieve its investment objective by investing directly and/or indirectly through the Subsidiary (as described below) in securities and derivative instruments including, but not limited to, equity index futures and options, swaps on equity index futures, equity swaps, interest rate futures and options, fixed income futures and options, swaps on fixed income futures, commodity and commodity index-linked futures and options, swaps on commodity and commodity index-linked futures, currency futures and options, swaps on currency futures, currency forwards and equity-, fixed income-, and commodity-notes. There are no geographic limits on the fund's holdings and the fund will have exposure to U.S. and non-U.S. securities and currencies. In addition, the fund may have exposure to issuers of any size or credit quality. The fund also invests a significant portion of its assets in investment grade money market instruments, which may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed income securities, repurchase agreements, money market mutual fund shares, and cash and cash equivalents. The fund's money market instrument holdings may serve as collateral for the fund's derivative positions and may also earn income for the fund. The fund's return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The fund's use of futures, forwards, swaps and certain other financial instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a financial instrument and results in increased volatility, which means that the fund will have the potential for greater gains, as well as the potential for greater losses, than if the fund does not use financial instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the fund's exposure to an asset class and may cause the fund's net asset value ("NAV") to be volatile. A decline in the fund's assets due to losses magnified by the financial instruments providing leveraged exposure may require the fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder when it may not be advantageous to do so.

The fund will enter into short positions, and may use futures and swaps or may sell a security short to do so. For example, the fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the fund a short position with respect to the asset. At times, the fund may have significant short positions.

The fund intends to make investments through the Subsidiary, a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands, and may invest up to 25% of its total assets in the Subsidiary. The fund will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Generally, the Subsidiary will invest in long and short commodity-linked futures and swaps, but it may also invest in other types of futures, swaps and options, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments may also earn income for the Subsidiary.

The fund is actively managed by Credit Suisse based on Credit Suisse's view of the prevailing trends in the market. The percentage of the fund's portfolio exposed to each asset class and to any particular strategy will vary from time to time.

For defensive purposes, due to abnormal market conditions or economic situations as determined by Credit Suisse, the fund's investment manager, the fund may invest up to 100% of its total assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

The fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Year-By-Year Total Returns Year Ended 12/31

Best quarter: 13.44% (Q1, 2022) Worst quarter: -7.43% (Q2, 2015) Inception date: 9/28/12
AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/23:
Average Annual Returns - Credit Suisse Managed Futures Strategy Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	(11.20%)	2.24%	2.52%
Class C	(7.82%)	2.58%	2.31%
Class I	(6.16%)	3.58%	3.33%
After Taxes on Distributions | Class A	(11.30%)	0.35%	1.02%
After Taxes on Distributions and Sale of Fund Shares | Class A	(6.63%)	1.09%	1.45%
CREDIT SUISSE MANAGED FUTURES LIQUID INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	(5.92%)	3.72%	3.43%

◼  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").